Plan of arrangement and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of discontinued operations [Abstract]
Disclosure Of Fair Value Of Net Assets Distributed [Text Block]
The Arrangement resulted in a reduction of share capital in the amount of $11.4 million, being the fair value of the net assets distributed.

May 9, 2017
Current assets
Cash	$8,843
Receivables and prepaids	137
8,980
Long-term assets
Equipment	25
Mineral property interest	37,699
Reclamation deposits and other	481
38,205
Current liabilities
Accounts payable and accrued liabilities	(34)
Long-term liabilities
Deferred income taxes	(2,937)
Carry value of net assets	44,214
Fair value of net assets	11,384
(32,830)
Foreign currency translation adjustment	(797)
Loss on the Arrangement	$(33,627)

Disclosure Of Reclassification To Net Loss From Discontinued Operation [Text Block]
The net loss from the US Subsidiaries has been reclassified to net loss from discontinued operations as follows:

2017
Expenses
Exploration	$239
General and administrative	19
Depreciation	4
Foreign exchange gain	(86)
Net loss from discontinued operations	$176